Other receivables - Schedule of other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 130,674	$ 367,480
Interest receivable	164	156
Other receivables	62,360	7,042
Total Other receivables	$ 193,198	$ 374,678